Leases payable (Details 3) R$ in Thousands	Jun. 30, 2020 BRL (R$)
Leases Payable Details 3Abstract
1 year	R$ 25,849
2 years	26,200
3 years	17,674
4 years	16,381
5 years	11,275
Above 5 years	54,984
Total	R$ 152,363